FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Financial Instruments [Abstract]
Change in fair value of embedded derivative	$ 3.7	$ 0.0	$ 5.3	$ 0.0
Warrants	0.5	1.3	0.1	5.3
Gain (loss) on non-hedge derivatives and warrants	$ 4.2	$ 1.3	$ 5.4	$ 5.3